Cover Page Document	May 05, 2021	Oct. 22, 2020
Cover [Abstract]
Entity Central Index Key	0000033213
Document Type	8-K
Document Period End Date	May 05, 2021
Entity Registrant Name	EQT CORPORATION
Entity Incorporation, State or Country Code		PA
Entity File Number	001-3551
Entity Tax Identification Number	25-0464690
Entity Address, Address Line One	625 Liberty Avenue, Suite 1700
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	412
Local Phone Number	553-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	EQT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false